United States
           Securities and Exchange commission
           Washington, D.C.  20549

           Form 13F

           Form 13F Cover Page

           Report for the Quarter Ended June 30, 1999

           Institutional Investment Manager Filing this Report:

           Companion Capital Management, Inc.
           1201 Main Street, Suite 1910
           Columbia, SC  29201

           13F File Number:  28-4518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:          John D. Leaphart
Title:         Vice President
Phone:         803-254-9500
       John D. Leaphart, Columbia, SC, August 7, 1999

Report Type (Check Only One)
[X]         13f Holdings Report
[ }         13f Notice
[ ]         13f Combination Report

List of other Managers Reporting for this Manager:
     NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    87

Form 13F Information Table Value Total:    $151,399

List of other Included Managers:

    None

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      964    16585 SH
     SOLE                     9100
AMR Corp.                      COM              001765106      230     3375 SH
     SOLE                      500
AT&T                           COM              001957109     4181    74903 SH
     SOLE                    49573
Abbott Laboratories            COM              002824100     2290    50465 SH
     SOLE                    32150
Alcoa Inc.                     COM              013817101     1130    18265 SH
     SOLE                    14600
American Freightways           COM              02629V108      215    10975 SH
     SOLE                     9100
American Power Conversion Corp COM              029066107     2742   136260 SH
     SOLE                    71750
Anheuser Busch                 COM              035229103     4330    61040 SH
     SOLE                    42820
Archer Daniels Midland         COM              039483102      324    21000 SH
     SOLE                    21000
Arvin Industries               COM              043339100     1046    27615 SH
     SOLE                     4300
Atlantic Richfield             COM              048825103     3215    38476 SH
     SOLE                    25880
BB&T Corporation               COM              054937107      681    18550 SH
     SOLE                     3000
Bank Of America Corp           COM              060505104     3861    52664 SH
     SOLE                    33839
Bank One Corp.                 COM              06423A103      248     4158 SH
     SOLE                     1620
Bell Atlantic Corp.            COM              077853109     3826    58524 SH
     SOLE                    36203
Bell South                     COM              079860102     1119    24269 SH
     SOLE                    20000
Beverly Enterprises Del        COM              087851309      705    87495 SH
     SOLE                    55475
Bowater, Inc.                  COM              102183100      374     7885 SH
     SOLE                     5325
Bristol Myers Squibb           COM              110122108     2411    34230 SH
     SOLE                    26910
CBRL Group                     COM              12489V106      293    16950 SH
     SOLE                    10625
CBS, Inc.                      COM              12490K107      689    15825 SH
     SOLE                    14100
Caterpillar Inc Del            COM              149123101      807    13450 SH
     SOLE                    13200
Chevron Corp.                  COM              166751107      792     8332 SH
     SOLE                     8000
Cinergy                        COM              172474108      273     8540 SH
     SOLE                     5250
Cisco Systems                  COM              17275R102     2830    43920 SH
     SOLE                    42920
Conagra Inc.                   COM              205887102     1193    44805 SH
     SOLE                    20600
Continental Airlines           COM              210795308      724    19250 SH
     SOLE                    15050
Crescent Real Estate           COM              225756105      211     8900 SH
     SOLE                     7825
Daimler Chrysler               COM              D1668R123      555     6235 SH
     SOLE                     6235
Dayton Hudson                  COM              239753106     3465    53305 SH
     SOLE                    47775
Delta Air Lines                COM              247361108      576    10000 SH
     SOLE                    10000
Disney Walt                    COM              254687106     3254   105607 SH
     SOLE                    75383
Dow Chemical Co.               COM              260543103     3303    26035 SH
     SOLE                    20500
Duke Power Co.                 COM              264399106      986    18105 SH
     SOLE                     7125
Electronic Arts                COM              285512109      452     8330 SH
     SOLE                     4250
Enron Corp.                    COM              293561106      858    10500 SH
     SOLE                    10500
Equitable Cos Inc              COM              29444G107     1708    25500 SH
     SOLE                    13425
FDX Corp.                      COM              31304N107     2767    51005 SH
     SOLE                    36650
Federated Department Store     COM              31410H101     2970    56095 SH
     SOLE                    38850
First Union Corp.              COM              337358105     2032    43127 SH
     SOLE                    24005
Fleet Financial Group          COM              338915101     3500    78870 SH
     SOLE                    50400
Ford Motor Co.                 COM              345370100      962    17050 SH
     SOLE                    17000
Gap Inc.                       COM              364760108     3812    75672 SH
     SOLE                    60123
General Elec Co.               COM              369604103     4065    35970 SH
     SOLE                    24415
General Motors                 COM              370442105     1178    17850 SH
     SOLE                    15650
Global Marine New              COM              379352404      312    20100 SH
     SOLE                    20000
Guidant Corp                   COM              401698105      657    12850 SH
     SOLE                     4700
Hewlett Packard Co.            COM              428236103     6750    67160 SH
     SOLE                    48625
Ingersoll-Rand                 COM              456866102      582     9000 SH
     SOLE                     9000
Intel Corp.                    COM              458140100     1806    30345 SH
     SOLE                     9630
International Paper            COM              460146103      603    12000 SH
     SOLE                    12000
Intimate Brands Inc            COM              461156101     2472    52175 SH
     SOLE                    20107
Intl. Bus. Mach.               COM              459200101     4283    33140 SH
     SOLE                    32140
Johnson & Johnson              COM              478160104     2253    22985 SH
     SOLE                    20240
Lowe's Companies Inc.          COM              548661107     4363    76965 SH
     SOLE                    60875
MCI Worldcom Inc.              COM              55268B106     5625    65360 SH
     SOLE                    45775
Masco Corp.                    COM              574599106     2260    78285 SH
     SOLE                    50590
May Department Stores Co.      COM              577778103      490    12000 SH
     SOLE                    12000
Medtronic Inc.                 COM              585055106      645     8280 SH
     SOLE                     5000
Merck & Co.                    COM              589331107     3038    41265 SH
     SOLE                    26810
Mobil Corp.                    COM              607059102     1701    17230 SH
     SOLE                    10315
New York Times Co              COM              650111107      204     5550 SH
     SOLE                     2000
Norfolk Southern               COM              655844108      303    10050 SH
     SOLE
Occidental Pete                COM              674599105     2073    98141 SH
     SOLE                    69300
Oracle Systems Corp            COM              68389X105     2166    58350 SH
     SOLE                    20662
PNC Bank Corp                  COM              693475105      576    10000 SH
     SOLE                    10000
Phillips Petroleum Co.         COM              718507106     1013    20125 SH
     SOLE                    20000
Procter & Gamble               COM              742718109     1134    12710 SH
     SOLE                    12670
Quaker Oats                    COM              747402105     3264    49180 SH
     SOLE                    32525
Qualcomm Inc.                  COM              747525103     2732    19040 SH
     SOLE                     5100
Royal Dutch Pete Co.           COM              780257804      727    12060 SH
     SOLE                     7490
Sara Lee Corp.                 COM              803111103     1391    61315 SH
     SOLE                    39745
Schering Plough                COM              806605101     3191    60780 SH
     SOLE                    52500
Schlumberger Ltd.              COM              806857108      391     6145 SH
     SOLE                     3500
Southern Company               COM              842587107      715    27000 SH
     SOLE                    27000
Symbol Technologies Inc        COM              871508107      663    17987 SH
     SOLE                    10322
TJX Cos. Inc. New              COM              872540109     1852    55600 SH
     SOLE                    26175
Texaco Inc.                    COM              881694103      991    15885 SH
     SOLE                    15420
U.S. Bancorp                   COM              902973106      667    20000 SH
     SOLE                    20000
USX - Marathon Oil Group       COM              902905827      651    20000 SH
     SOLE                    20000
Unilever NV New                COM              904784709     2202    31563 SH
     SOLE                    25210
Waste Management Inc.          COM              94106L109     3062    56975 SH
     SOLE                    37025
Weingarten Realty Investors SB COM              948741103     1798    43070 SH
     SOLE                    19950
Wellpoint Health               COM              94973H108      849    10000 SH
     SOLE                    10000
Westamerica Bancorp            COM              957090103      209     5715 SH
     SOLE                     2285
Whirlpool                      COM              963320106      592     8000 SH
     SOLE                     8000
Williams Cos Inc.              COM              969457100     1993    46820 SH
     SOLE                    37750